Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 13,328,156	$ 5,773,380
Accounts receivable		14,475,994	21,138,144
Prepayments and other current assets		3,286,579	3,113,139
Deferred offering costs			374,633
Amount due from related parties		18,311	3,053,451
Inventories		17,426,085	18,678,648
Total Current Assets		48,535,125	52,131,395
Non-current Assets
Property and equipment, net		676,646	374,005
Right of use assets, net		1,680,547	175,004
Deferred tax assets		2,749,408	1,254,547
Other non-current assets		1,264,969	686,380
Total Non-current Assets		6,371,570	2,489,936
Total Assets		54,906,695	54,621,331
Current Liabilities
Short-term loans		2,884,519	15,685,674
Accounts payable		3,647,682	841,647
Advance from customers		239,073	219,431
Income tax payable		4,887,126	2,315,764
Lease liabilities		761,904	299,461
Other payable and accrued expenses		2,680,306	1,978,440
Total Liabilities		15,652,953	30,720,546
Lease liabilities, noncurrent		1,003,943	19,394
Deferred tax liabilities		420,137
Total Liabilities		43,491,116	49,089,960
Commitments and Contingencies
Mezzanine Equity (Aggregate liquidation preference of $nil and $3,135,781 as of December 31, 2023 and 2022)
Series A convertible redeemable preferred shares (par value $0.0001 per share, nil shares and 15,750 shares authorized, issued and outstanding as of December 31, 2023 and 2022, respectively)			3,135,781
Shareholders’ Equity
Additional paid-in capital		1,755,595	2,365,703
Statutory reserve		158,027	22,658
Retained earnings		9,462,217	7,540
Accumulated other comprehensive income (loss)		35,528	(4,143)
Total Shareholders’ Equity		11,415,579	2,395,590
Total Liabilities and Shareholders’ Equity		54,906,695	54,621,331
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	[1]	2,487	2,487
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	[1]	1,725	1,345
Related Party
Current Assets
Amount due from related parties		18,311	3,053,451
Current Liabilities
Amount due to related parties		552,343	9,380,129
Amount due to related parties, non-current		$ 26,414,083	$ 18,350,020

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization.